Stockholders Equity (Details) - USD ($)	1 Months Ended	6 Months Ended
	Oct. 27, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity (Details) [Line Items]
Common stock shares authorized		50,000,000	50,000,000	50,000,000
Preferred stock shares authorized		10,000,000	10,000,000	10,000,000
Shares issued		50,000
Common stock shares issued		10,535,002	3,247,840	0
Gross proceeds offering (in Dollars)		$ 7,770,000
Expenses of offering (in Dollars)		$ 1,059,505
Stockholders equity, description		the Offering and subject to the closing of the Offering, we agreed to pay the placement agent, GP Nurmenkari Inc. (the “Placement Agent”), a U.S. registered broker-dealer, a cash placement fee of 10% of the gross proceeds raised from investors in the Offering (or 3% of the first $800,000 of gross proceeds raised from pre-Merger Biond Photonics shareholders and their friends and family) and to issue to it 50,000 shares of our common stock and warrants to purchase a number of shares of our common stock equal to 10% of the number of shares of common stock sold in the Offering (other than the first $800,000 of common stock sold to pre-Merger Biond Photonics shareholders and their friends and family, for which the placement agent will not receive any warrants), with a term of five years and an exercise price of $2.00 per share (the “Placement Agent Warrants”). We also agreed to pay certain expenses of the Placement Agent in connection with the Offering.
Aggregate commission (in Dollars)		$ 725,900
Repayment of note payable (in Dollars)		$ 50,000
Issued and vested shares , description	On October 27th, 2020, the Company issued 1,623,920 shares (as adjusted) of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares (as adjusted) of common stock to Director, interim CFO and COO Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares (as adjusted) vested on October 27th, 2020 and the remaining 1,299,136 shares (as adjusted) vest in equal amounts, monthly over the subsequent 4 years. At June 30, 2021, each of these officers had 541,306 vested shares, and 1,082,614 unvested shares.
Registration Rights Agreeement		The Company entered into a registration rights agreement that provides for certain liquidated damages upon the occurrence of a “Registration Event,” which is defined as the occurrence of any of the following events: (a) the Company fails to file with the Commission the Registration Statement on or before the Registration Filing Date; (b) the Registration Statement is not declared effective by the Commission on or before the Registration Effectiveness Date; (c) after the SEC Effective Date, the Registration Statement ceases for any reason to remain effective or the Holders of Registrable Securities covered thereby are otherwise not permitted to utilize the prospectus therein to resell the Registrable Securities covered thereby, except for Blackout Periods permitted herein; or (d) following the listing or inclusion for quotation on an Approved Market, the Registrable Securities, if issued and outstanding, are not listed or included for quotation on an Approved Market, or trading of the Common Stock is suspended or halted on the Approved Market, which at the time constitutes the principal markets for the Common Stock, for more than three (3) full, consecutive Trading Days (other than as a result of (A) actions or inactions of parties other than the Company or its affiliates or of the Approved Market not reasonably in the control of the Company, or (B) suspension or halt of substantially all trading in equity securities (including the Common Stock) on the Approved Market). The maximum amount of liquidated damages that may be paid by the Company shall be an amount equal to eight percent (8%) of the shares covered by the registration rights agreement. This filing covered 11,010,002 shares. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		0.08
Weighted Average Number Diluted Shares Outstanding Adjustment		11,010,002
Placement Agent [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares issued		348,500
Legal Fees (in Dollars)		$ 233,605
Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Shares issued		3,482,500
Common stock per share (in Dollars per share)		$ 2
Common Stock Offering [Member]
Stockholders Equity (Details) [Line Items]
Shares issued		402,500
Common stock shares issued		3,885,000